Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended
		Jan. 31, 2024	Oct. 31, 2023 [1]	Jan. 31, 2023
Basic earnings per share
Net income attributable to equity shareholders		$ 1,716	$ 1,477	$ 424	[1]
Less: Preferred share dividends and distributions on other equity instruments		67	62	72	[1]
Net income attributable to common shareholders		$ 1,649	$ 1,415	$ 352	[1]
Weighted-average common shares outstanding		931,775	924,798	906,770	[1]
Basic earnings per share		$ 1.77	$ 1.53	$ 0.39	[1]
Diluted earnings per share
Net income attributable to common shareholders		$ 1,649	$ 1,415	$ 352	[1]
Weighted-average common shares outstanding		931,775	924,798	906,770	[1]
Add: Stock options potentially exercisable	[2]	555	162	711	[1]
Add: Equity-settled consideration	[1]			244
Weighted-average diluted common shares outstanding		932,330	924,960	907,725	[1]
Diluted earnings per share		$ 1.77	$ 1.53	$ 0.39	[1]

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.
[2]	Excludes average options outstanding of 7,202,031 (October 31, 2023: 12,722,562; January 31, 2023: 3,576,586) with a weighted-average exercise price of $63.27 (October 31, 2023: $59.62; January 31, 2023: $66.74) for the quarter ended January 31, 2024, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.